ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Concentration of Credit Risk and Major Customers
	2015		2014
Retailer 1	$131,900	18%	$171,600	16%
Partner 1	$102,300	14%	$-	-%
Partner 2	$84,500	11%	$-	-%
Partner 3	$-	-%	$175,000	17%
Partner 4	$50,000	<10%	$245,380	23%